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                    HARTFORD SELECT LEADERS (SERIES I/IR)
                           SEPARATE ACCOUNT THREE
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-34998

 SUPPLEMENTS DATED MAY 12, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                       INFORMATION DATED MAY 1, 2006

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               SUPPLEMENT DATED MAY 12, 2006 TO YOUR PROSPECTUS

Effective at the opening of the New York Stock Exchange on July 3, 2006, the American Opportunities Portfolio will change its name to the Focus Growth Portfolio. All references to the American Opportunities Portfolio in the prospectus are deleted and replaced with the Focus Growth Portfolio.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5980

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  SUPPLEMENT DATED MAY 12, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective at the opening of the New York Stock Exchange on July 3, 2006, the American Opportunities Portfolio will change its name to the Focus Growth Portfolio. All references to the American Opportunities Portfolio in the prospectus are deleted and replaced with the Focus Growth Portfolio.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

HV-5981